Strategy Shares Halt Climate Change ETF

(the, “Fund”)

Nasdaq Ticker: NZRO

March 31, 2023

The information in this Supplement amends certain information contained in the Fund’s currently effective Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”).

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Robert Gough is no longer a portfolio manager of the Fund effective March 31, 2023. David Miller and Charles Ashley continue to serve as the Fund’s Portfolio Managers and are jointly and primarily responsible for the day-to-day management of the Fund. Accordingly, all references to Mr. Gough in the Prospectus, Summary Prospectus and SAI are hereby deleted in their entirety.

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You should read this Supplement in conjunction with the Fund’s Prospectus, Summary Prospectus, and SAI, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Funds toll-free at (855) 4SS-ETFS or (855) 477-3837, or by writing to the Funds at 36 North New York Avenue, Huntington, NY 11743.

Please retain this Supplement for future reference.